SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

December 31, 2020 (Unaudited)

Principal Amount		Value

Corporate Bonds — 73.10%
Basic Materials — 2.71%
$ 350,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.33%, 11/15/23(a)	$355,331
200,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	220,829
350,000	Georgia-Pacific LLC, 1.75%, 9/30/25(b)	366,233
400,000	Nutrien Ltd., 3.15%, 10/1/22	416,308
500,000	Nutrition & Biosciences, Inc., 0.70%, 9/15/22(b)	501,512
100,000	Nutrition & Biosciences, Inc., 1.23%, 10/1/25(b)	101,200

		1,961,413

Communications — 4.68%
500,000	AT&T, Inc., 4.45%, 4/1/24	558,144
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	1,054,030
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 0.87%, 4/15/24(a)	151,761
150,000	Fox Corp., 3.67%, 1/25/22	155,262
250,000	Qwest Corp., 6.75%, 12/1/21	261,290
155,000	Rogers Communications, Inc., 3.00%, 3/15/23	162,817
250,000	Videotron Ltd., 5.00%, 7/15/22	262,839
500,000	Vodafone Group Plc, 3.75%, 1/16/24	546,608
196,000	Walt Disney Co. (The), 7.75%, 1/20/24	234,995

		3,387,746

Consumer, Cyclical — 2.99%
400,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.540%), MTN, 0.79%, 6/27/22(a)	402,190
250,000	General Motors Financial Co., Inc., 2.90%, 2/26/25	267,125
350,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	353,635
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	205,078
250,000	Lennar Corp., 4.75%, 11/15/22(c)	264,985
400,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	414,856
250,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	255,011

		2,162,880

Consumer, Non-cyclical — 11.04%
250,000	AbbVie, Inc., 2.30%, 11/21/22	259,123
400,000	AbbVie, Inc., 3.25%, 10/1/22	416,629
250,000	AbbVie, Inc., 3.45%, 3/15/22	257,709
150,000	Amgen, Inc., 2.65%, 5/11/22	154,448
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	202,324
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.26%, 6/6/22(a)	125,956
639,000	Becton Dickinson and Co., 2.89%, 6/6/22	659,541
400,000	Becton Dickinson and Co., 3.36%, 6/6/24	433,897
200,000	Bristol-Myers Squibb Co., 2.90%, 7/26/24	217,056
350,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 1.13%, 7/15/23(a)	354,004

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 800,000	CVS Health Corp., 2.63%, 8/15/24	$857,075
27,000	CVS Health Corp., 3.35%, 3/9/21	27,143
14,000	CVS Health Corp., 3.70%, 3/9/23	14,973
400,000	EMD Finance LLC, 2.95%, 3/19/22(b)	410,359
250,000	EMD Finance LLC, 3.25%, 3/19/25(b)	273,732
140,000	Equifax, Inc., 2.60%, 12/1/24	149,871
100,000	Equifax, Inc., 3.60%, 8/15/21	102,005
200,000	Equifax, Inc., 3.95%, 6/15/23	216,100
450,000	Gilead Sciences, Inc., 0.75%, 9/29/23	451,182
250,000	HCA, Inc., 5.88%, 5/1/23	274,451
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(b)	256,269
150,000	Kroger Co. (The), 3.30%, 1/15/21	150,124
250,000	Molson Coors Brewing Co., 2.10%, 7/15/21	251,832
275,000	Mondelez International, Inc., 2.13%, 4/13/23	285,312
134,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	135,668
250,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	264,979
350,000	Stryker Corp., 0.60%, 12/1/23	350,476
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	205,708
225,000	Viatris, Inc., 1.13%, 6/22/22(b)	227,087

		7,985,033

Energy — 9.47%
200,000	Enbridge Energy Partners LP, 4.20%, 9/15/21	203,318
500,000	Enbridge, Inc., 2.50%, 1/15/25	535,775
500,000	Energy Transfer Operating LP, 4.50%, 4/15/24	547,791
550,000	Energy Transfer Operating LP, 5.20%, 2/1/22	569,763
150,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	150,000
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	223,524
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/1/21	403,303
500,000	Kinder Morgan, Inc., 4.30%, 6/1/25	570,814
300,000	Marathon Petroleum Corp., 5.13%, 3/1/21	302,118
400,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 1.33%, 9/9/22(a)	400,106
250,000	ONEOK Partners LP, 3.38%, 10/1/22	260,385
350,000	ONEOK, Inc., 4.25%, 2/1/22	360,512
500,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	515,157
200,000	Spectra Energy Partners LP, 4.60%, 6/15/21	201,648
750,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	779,152
250,000	Williams Cos., Inc. (The), 4.00%, 11/15/21	255,153
517,000	Williams Cos., Inc. (The), 4.30%, 3/4/24	569,919

		6,848,438

Financial — 23.12%
350,000	American Tower Corp., REIT, 3.50%, 1/31/23	371,439
500,000	American Tower Corp., REIT, 5.00%, 2/15/24	566,369
1,000,000	Bank of America Corp., (LIBOR USD 3-Month + 0.790%), 3.00%, 12/20/23(d)	1,052,083
250,000	Bank of Montreal, Series E, 3.30%, 2/5/24	271,286

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$600,000	Bank of Nova Scotia (The), 2.00%, 11/15/22	$619,569
250,000	Barclays Plc, 3.20%, 8/10/21	254,090
500,000	Barclays Plc, 3.68%, 1/10/23	515,477
200,000	BNP Paribas SA, 2.95%, 5/23/22(b)	207,083
550,000	BNP Paribas SA, 3.50%, 3/1/23(b)	584,738
149,000	Camden Property Trust, REIT, 4.88%, 6/15/23	162,175
250,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 0.88%, 9/13/23(a)	252,802
675,000	Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	684,046
250,000	CIT Group, Inc., 4.75%, 2/16/24	272,791
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 1.40%, 8/2/21(a)	150,946
300,000	Citigroup, Inc., 2.75%, 4/25/22	308,902
200,000	Citigroup, Inc., 2.90%, 12/8/21	204,346
350,000	Citigroup, Inc., 4.04%, 6/1/24(d)	380,221
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 0.70%, 1/10/23(a)	301,578
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	265,416
300,000	Credit Agricole SA, 3.25%, 10/4/24(b)	325,908
500,000	Credit Agricole SA, 3.75%, 4/24/23(b)	536,794
350,000	Credit Suisse Group AG, 3.57%, 1/9/23(b)	360,659
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	528,235
275,000	Crown Castle International Corp., REIT, 1.35%, 7/15/25	280,814
350,000	Crown Castle International Corp., REIT, 5.25%, 1/15/23	383,403
400,000	Goldman Sachs Group, Inc. (The), Series VAR, (SOFR RATE + 0.538%), 0.63%, 11/17/23(d)	401,869
500,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.990%), 2.91%, 7/24/23(d)	519,084
550,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	599,371
500,000	HSBC Holdings Plc, 3.60%, 5/25/23	537,806
400,000	ING Groep NV, 3.15%, 3/29/22	413,730
400,000	ING Groep NV, 4.10%, 10/2/23	439,616
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 1.10%, 7/23/24(a)	202,697
330,000	JPMorgan Chase & Co., 1.51%, 6/1/24(d)	338,987
490,000	JPMorgan Chase & Co., 3.21%, 4/1/23(d)	507,945
375,000	Lloyds Banking Group Plc, (LIBOR USD 3-Month + 0.810%), 2.91%, 11/7/23(d)	391,095
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	256,477
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 1.15%, 7/22/22(a)	200,817
350,000	Morgan Stanley, (LIBOR USD 3-Month + 1.180%), 1.40%, 1/20/22(a)	350,174
400,000	Morgan Stanley, MTN, 2.75%, 5/19/22	413,115
243,000	Santander UK Plc, (LIBOR USD 3-Month + 0.620%), 0.85%, 6/1/21(a)	243,503
300,000	Skandinaviska Enskilda Banken AB, 0.55%, 9/1/23(b)	300,537

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$500,000	Wells Fargo & Co., MTN, 2.63%, 7/22/22	$517,609
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 0.96%, 6/28/22(a)	252,110

		16,727,712

Industrial — 6.74%
350,000	Agilent Technologies, Inc., 3.88%, 7/15/23	376,817
135,000	Burlington Northern Santa Fe LLC, 4.10%, 6/1/21	135,796
600,000	Carrier Global Corp., 1.92%, 2/15/23	618,198
341,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.200%), MTN, 0.41%, 11/12/21(a)	341,450
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 0.82%, 6/6/22(a)	100,642
250,000	Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 6/15/23	272,818
250,000	Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	276,253
300,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.490%), MTN, 0.71%, 6/13/22(a)	301,754
300,000	Raytheon Technologies Corp., 2.80%, 3/15/22	308,032
700,000	Raytheon Technologies Corp., 3.20%, 3/15/24	754,788
250,000	Republic Services, Inc., 2.50%, 8/15/24	266,815
725,000	Roper Technologies, Inc., 2.35%, 9/15/24	772,188
50,000	Roper Technologies, Inc., 2.80%, 12/15/21	51,054
275,000	Roper Technologies, Inc., 3.65%, 9/15/23	297,876

		4,874,481

Technology — 4.96%
255,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	254,990
400,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	432,689
400,000	Broadcom, Inc., 3.13%, 4/15/21	402,573
250,000	Broadcom, Inc., 3.13%, 10/15/22	261,773
650,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23(b)	719,109
725,000	Leidos, Inc., 2.95%, 5/15/23(b)	762,886
375,000	Microchip Technology, Inc., 0.97%, 2/15/24(b)	375,986
250,000	NXP BV / NXP Funding LLC, 4.63%, 6/1/23(b)	273,529
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(b)	107,517

		3,591,052

Utilities — 7.39%
600,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	601,021
275,000	American Electric Power Co., Inc., Series I, 3.65%, 12/1/21	283,267
500,000	Avangrid, Inc., 3.15%, 12/1/24	545,055
300,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	328,242
370,000	Consolidated Edison, Inc., Series A, 0.65%, 12/1/23	370,714
500,000	Evergy, Inc., 2.45%, 9/15/24	530,191
350,000	Exelon Corp., 2.45%, 4/15/21	351,376
450,000	Florida Power & Light Co., (LIBOR USD 3-Month + 0.380%), 0.60%, 7/28/23(a)	450,097

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 270,000	Georgia Power Co., Series A, 2.10%, 7/30/23	$282,094
550,000	Sempra Energy, 2.90%, 2/1/23	577,266
175,000	Southern Co. Gas Capital Corp., 3.50%, 9/15/21	177,363
275,000	WEC Energy Group, Inc., 0.55%, 9/15/23	276,289
575,000	Xcel Energy, Inc., 0.50%, 10/15/23	576,938

		5,349,913

Total Corporate Bonds		52,888,668

(Cost $51,760,721)

Asset Backed Securities — 24.96%
400,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	407,060
395,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23	406,212
160,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24	165,425
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	254,865
508,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.54%, 7/18/24	523,857
125,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	130,325
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	308,237
455,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	471,778
275,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 2/20/25(b)	278,883
570,000	Capital Auto Receivables Asset Trust, Series 2018-2, Class C, 3.69%, 12/20/23(b)	578,804
147,000	CarMax Auto Owner Trust, Series 2017-1, Class B, 2.54%, 9/15/22	147,627
360,000	CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	361,899
502,000	CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23	511,514
420,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 5/15/24	429,938
475,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24	488,924
305,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	319,099
335,000	CarMax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	354,994
625,000	CarMax Auto Owner Trust, Series 2019-3, Class B, 2.50%, 4/15/25	653,182
250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	260,231

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	$322,966
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	181,409
400,000	Dell Equipment Finance Trust, Series 2018-1, Class C, 3.53%, 6/22/23(b)	404,123
800,000	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	816,431
175,000	Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 4/22/25(b)	178,078
120,827	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24(b)	122,056
136,332	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	137,976
15,810	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	15,838
63,198	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	63,478
750,000	Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26	778,109
750,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.30%, 4/15/26	788,878
200,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	203,796
1,100,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	1,152,085
180,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	185,335
175,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	178,837
50,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	51,612
175,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	179,033
270,000	Ford Credit Auto Lease Trust, Series 2019-A, Class B, 3.25%, 7/15/22	274,682
200,000	GM Financial Automobile Leasing Trust, Series 2019-1, Class D, 3.95%, 5/22/23	203,613
180,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	182,929
575,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	584,835
370,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	385,843
410,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24	423,375
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	124,210
80,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	82,658

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	$61,829
166,618	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	167,785
175,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%, 3/15/24	179,093
205,330	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, 8/15/23	207,202
600,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.07%, 8/15/24	622,330
145,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	147,476
300,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	307,309
80,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	82,202
500,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	513,652
310,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(b)	311,684
100,000	Verizon Owner Trust, Series 2018-A, Class C, 3.55%, 4/20/23	102,945
275,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	283,135

Total Asset Backed Securities		18,061,681

(Cost $17,774,005)

U.S. Government Agency Backed Mortgages — 0.38%
Fannie Mae — 0.01%
3,117	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 1.10%, 10/25/31(a)	3,193
2,257	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 0.90%, 11/25/39(a)	2,296

		5,489

Freddie Mac — 0.37%
255,000	Series 2011-K13, Class B, 4.63%, 1/25/48(b),(c)	255,748
2,255	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 1.16%, 3/15/32(a)	2,314
2,394	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 1.16%, 3/15/32(a)	2,456
6,968	Series 2627, Class MW, 5.00%, 6/15/23	7,240
1,003	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 0.66%, 11/15/40(a)	1,009

		268,767

Total U.S. Government Agency Backed Mortgages		274,256

(Cost $286,793)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

Investment Company — 0.96%
694,846	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	$694,846

Total Investment Company		694,846

(Cost $694,846)

Total Investments		$71,919,451
(Cost $70,516,365) — 99.40%

Other assets in excess of liabilities — 0.60%		430,544

NET ASSETS — 100.00%		$72,349,995

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Affiliated investment.

Financial futures contracts as of December 31, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	46	March 2021	$9,571	USD	$10,164,922	Barclays Capital Group

Total			$9,571

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	15	March 2021	$(4,614)	USD	$1,892,461	Barclays Capital Group

Total			$(4,614)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2020 (Unaudited)

Abbreviations used are defined below:

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar